Non-current financial assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
Non-current financial assets
11.
Non-current
financial assets
Non-current
financial assets as of June 30, 2024, and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Fair value of membership in Construction Association of Republic of Korea	101,080	107,862

Total	101,080	107,862

		(Unit: USD)
	As of June 30, 2024	As of December 31, 2023
Beginning balance	107,862	107,890
Revaluation (after corporate income tax)	—	2,688
Disposition	—	—
Foreign currency translation differences for foreign operations	(6,782)	(2,716)

Endling balance	101,080	107,862

11.
Non-current
financial assets
Non-current
financial assets as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Fair value of membership in Construction Association of Republic of Korea	107,862	107,890

Total	107,862	107,890

		(Unit: USD)
	As of December 31, 2023	As of December 31, 2022
Beginning balance	107,890	114,520
Revaluation (after corporate income tax)	2,688	—
Disposition	—	—
Foreign currency translation differences for foreign operations	(2,716)	(6,630)

Endling balance	107,862	107,890